Changes in Carrying Amount of Goodwill (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Roll Forward]
Beginning balance	$ 1,690,284	$ 1,476,063	$ 1,032,973	$ 938,783
Business acquisitions and adjustments to previously recorded goodwill	227,261	197,602	442,208	91,757
Exchange rate effects	3,371	16,619	882	2,433
Ending balance	1,920,916	1,690,284	1,476,063	1,032,973
North America
Goodwill [Roll Forward]
Beginning balance	1,339,831	1,136,630	1,032,973	938,783
Business acquisitions and adjustments to previously recorded goodwill	17,623	201,742	105,177	91,757
Exchange rate effects	(4,407)	1,459	(1,520)	2,433
Ending balance	1,353,047	1,339,831	1,136,630	1,032,973
Europe
Goodwill [Roll Forward]
Beginning balance	350,453	339,433	0
Business acquisitions and adjustments to previously recorded goodwill	209,638	(4,140)	337,031
Exchange rate effects	7,778	15,160	2,402
Ending balance	$ 567,869	$ 350,453	$ 339,433